CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (844,270)	$ (142,734)	$ (76,220)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	83,534	0	0
Comprehensive loss	$ (760,736)	$ (142,734)	$ (76,220)